QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Common Stocks — 99.8%	Shares	Fair Value
Communications — 9.8%
Alphabet, Inc., Class A	5,395	$ 1,823,510
Expedia Group, Inc.	919	243,388
Fox Corporation, Class A	2,579	187,700
Warner Bros Discovery, Inc.(a)	12,646	348,270
		2,602,868
Consumer Discretionary — 10.9%
General Motors Company	4,606	386,904
Ralph Lauren Corporation	511	180,593
Royal Caribbean Cruises Ltd.	1,344	436,330
Tapestry, Inc.	1,841	233,641
Tesla, Inc.(a)	3,411	1,468,128
TKO Group Holdings, Inc.	931	188,602
		2,894,198
Energy — 1.3%
First Solar, Inc.(a)	205	46,232
Targa Resources Corporation	1,523	306,092
		352,324
Financials — 10.5%
Bank of New York Mellon Corporation (The)	3,322	398,374
Citigroup, Inc.	5,113	591,625
Goldman Sachs Group, Inc. (The)	757	708,106
Invesco Ltd.	6,466	176,457
Morgan Stanley	3,873	707,985
Synchrony Financial	2,991	217,236
		2,799,783
Health Care — 7.4%
Cardinal Health, Inc.	1,498	321,890
Eli Lilly & Company	1,183	1,226,949
McKesson Corporation	520	432,229
		1,981,068
Industrials — 16.9%
Amphenol Corporation, Class A	3,960	570,557
Axon Enterprise, Inc.(a)	522	252,429
Caterpillar, Inc.	1,172	770,426
CH Robinson Worldwide, Inc.	1,282	249,926
Cummins, Inc.	710	410,962
General Electric Company	2,385	731,694
Howmet Aerospace, Inc.	1,896	394,520
Parker-Hannifin Corporation	506	473,535
Quanta Services, Inc.	816	387,298
United Airlines Holdings, Inc.(a)	2,417	247,307
		4,488,654
Materials — 1.9%
Newmont Corporation	4,420	496,587

Real Estate — 1.8%
Welltower, Inc. - REIT	2,555	481,260

Technology — 35.9%+
Advanced Micro Devices, Inc.(a)	2,667	631,359
Applied Materials, Inc.	1,560	502,819
Arista Networks, Inc.(a)	4,080	578,300
Broadcom, Inc.	4,092	1,355,680
Corning, Inc.	4,257	439,535
Jabil, Inc.	1,002	237,664
KLA Corporation	278	396,967

Common Stocks — 99.8% (continued)	Shares	Fair Value
Technology — 35.9%+ (continued)
Lam Research Corporation	2,430	$ 567,308
Micron Technology, Inc.	1,900	788,272
NVIDIA Corporation	12,223	2,336,182
Palantir Technologies, Inc., Class A(a)	4,597	673,874
Seagate Technology Holdings PLC	1,224	499,013
Teradyne, Inc.	319	76,895
Western Digital Corporation	1,941	485,696
		9,569,564
Utilities — 3.4%
Constellation Energy Corporation	1,256	352,534
NRG Energy, Inc.	1,578	240,850
Vistra Corporation	2,005	317,492
		910,876

Total Common Stocks
(Cost $21,378,673)		26,577,182

Total Investments — 99.8%
(Cost $21,378,673)		26,577,182

Other Assets in Excess of Liabilities — 0.2%		63,767

Total Net Assets — 100.0%		$ 26,640,949

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.